Assets Held for Sale - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016	Jun. 24, 2016	Sep. 25, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale (see Note 18)	$ 3,313	$ 6,680		$ 3,313
Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale (see Note 18)	3,313	6,680		$ 3,313
Held-for-sale | Abahsain-Cope Saudi Arabia Ltd.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration paid into escrow account	10,000		$ 10,000
Assets held for sale (see Note 18)	3,313	3,313
Land and building | Held-for-sale | Manufacturing Facility in Philadelphia, PA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Carrying value of land, building and machinery and equipment	3,367	3,367	3,500
Land and building | Disposed of by Sale | Manufacturing Facility in Philadelphia, PA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Carrying value of land, building and machinery and equipment		133
Gain (loss) on disposition of land, building and machinery and equipment	$ (329)	616
Machinery and equipment | Held-for-sale | Manufacturing Facility in Philadelphia, PA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Carrying value of land, building and machinery and equipment			$ 1,660
Machinery and equipment | Disposed of by Sale | Manufacturing Facility in Philadelphia, PA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on disposition of land, building and machinery and equipment		$ (10)